Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 10, 2017
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	ABYIX